Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 15,000	$ 60,944	$ 327	$ 76,271
North Dakota [Member]
Total		60,296	$ 327
Montana [Member]
Total		$ 648